Allowances and provisions for credit losses	12 Months Ended
Dec. 31, 2017
Disclosure Allowances And Provisions For Credit Losses [Line Items]
Disclosure Of Allowance For Credit Losses Explanatory

Note 11 Allowances and provisions for credit losses

CHF million

By movement	Specificallowances	Collective allowances	Total allowances – due from banks and loans	Allowances – other assets	Provisions[1]	Total 31.12.17	Total 31.12.16
Balance at the beginning of the year	587	12	599	0	54	653	727
Write-offs / usage of provisions	(115)	(2)	(117)	0	0	(117)	(145)
Recoveries	19	1	19	0	0	20	22
Increase / (decrease) recognized in the income statement	145	3	148	0	(21)	128	37
Foreign currency translation	(7)	0	(7)	0	0	(7)	0
Other	19	0	19	18	0	37	12
Balance at the end of the year	648	13	661	19	33	713	653
1 Represents provisions for loan commitments and guarantees. Refer to Note 20 for more information. Refer to the “Treasury management” section of this report for the maximum irrevocable amount of loan commitments and guarantees.

By balance sheet line	Specificallowances	Collective allowances	Total allowances	Allowances – other assets	Provisions[1]	Total 31.12.17	Total 31.12.16
Due from banks	3	0	3			3	3
Loans	645	13	658			658	596
Other assets				19		19	0
Provisions					33	33	54
Balance at the end of the year	648	13	661	19	33	713	653
1 Represents provisions for loan commitments and guarantees.

UBS AG
Disclosure Allowances And Provisions For Credit Losses [Line Items]
Disclosure Of Allowance For Credit Losses Explanatory

Note 11 Allowances and provisions for credit losses

CHF million

By movement	Specificallowances	Collective allowances	Total allowances – due from banks and loans	Allowances – other assets	Provisions[1]	Total 31.12.17	Total 31.12.16
Balance at the beginning of the year	587	12	599	0	54	653	727
Write-offs / usage of provisions	(115)	(2)	(117)	0	0	(117)	(145)
Recoveries	19	1	19	0	0	20	22
Increase / (decrease) recognized in the income statement	145	3	148	0	(21)	128	37
Foreign currency translation	(7)	0	(7)	0	0	(7)	0
Other	19	0	19	18	0	37	12
Balance at the end of the year	648	13	661	19	33	713	653
1 Represents provisions for loan commitments and guarantees. Refer to Note 20 for more information. Refer to the “Treasury management” section of this report for the maximum irrevocable amount of loan commitments and guarantees.

By balance sheet line	Specificallowances	Collective allowances	Total allowances	Allowances – other assets	Provisions[1]	Total 31.12.17	Total 31.12.16
Due from banks	3	0	3			3	3
Loans	645	13	658			658	596
Other assets				19		19	0
Provisions					33	33	54
Balance at the end of the year	648	13	661	19	33	713	653
1 Represents provisions for loan commitments and guarantees.